CAPITAL MANAGEMENT (Details) - USD ($)			12 Months Ended
	Sep. 23, 2020	Jun. 27, 2019	Dec. 31, 2020	Dec. 31, 2019	Sep. 29, 2020	May 12, 2020	Dec. 31, 2018	Mar. 16, 2017
Disclosure of detailed information about borrowings [line items]
Cash and cash equivalents			$ 941,500,000	$ 830,600,000			$ 615,100,000
Short-term investments			6,000,000.0	6,100,000
Cash and cash equivalents including short-term investments			947,500,000	836,700,000
Credit facility available for use			498,300,000	499,600,000
Common shares			2,710,800,000	2,686,800,000
Capital Management Liabilities And Equity			3,687,300,000	3,607,100,000
Borrowing costs capitalised			24,500,000	23,000,000.0
5.75% Senior Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 454,200,000		450,000,000.0	0
Borrowing costs capitalised	$ 7,500,000
5.75% Senior Notes | Unamortized deferred transactions costs
Disclosure of detailed information about borrowings [line items]
Borrowing costs capitalised			$ 7,200,000	0
5.75% Senior Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.75%		5.75%
7.0% Senior Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 0	400,000,000.0
7.0% Senior Notes | Unamortized deferred transactions costs
Disclosure of detailed information about borrowings [line items]
Borrowing costs capitalised			$ 0	$ 4,100,000
7.0% Senior Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate			7.00%	7.00%	7.00%			7.00%
Equipment Loans
Disclosure of detailed information about borrowings [line items]
Long-term debt			$ 28,200,000	$ 20,700,000
Interest rate		5.23%				5.95%
Borrowing costs capitalised		$ 300,000
Equipment Loans | Unamortized deferred transactions costs
Disclosure of detailed information about borrowings [line items]
Borrowing costs capitalised			$ 200,000	$ 300,000